Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Tabular disclosure of trade and other receivables

	As of December 31, 2023	As of December 31, 2022
Noncurrent
Other receivables:
Prepayments, tax receivables and other:
Receivables related to the transfer of conventional assets (1)	70,526	—
Midstream prepaid expenses (2)	34,660	—
Prepaid expenses and other receivables (3)	27,414	13,630
Value added tax (“VAT”)	462	940
Turnover tax	5	493

	133,067	15,063

	As of December 31, 2023	As of December 31, 2022
Financial assets:
Receivables from joint operations	2,936	—
Loans to employees	348	801

	3,284	801

Total noncurrent trade and other receivables	136,351	15,864

Current
Trade:
Oil and gas accounts receivable (net of allowance for expected credit losses)	59,787	38,978

	59,787	38,978

Other receivables:
Prepayments, tax credits and other:
Receivables related to the transfer of conventional assets (1)	86,043	—
VAT	19,713	22,939
Income tax	13,409	2,921
Prepaid expenses and other receivables	9,381	13,864
Turnover tax	385	634

	128,931	40,358

Financial assets:
Accounts receivable from third parties	7,804	2,172
Receivables from joint operations	6,581	3,854
Gas IV Plan (Note 2.5.3.1)	1,245	3,772
Advances to directors and loans to employees	557	444
Other	197	828

	16,384	11,070

Other receivables	145,315	51,428

Total current trade and other receivables	205,102	90,406

(1)	Related to the accounts receivable recognized as a result of the Transaction mentioned in Note 1.2.1.
(2)	Related to the Duplicar Plus Project implemented by Oleoductos del Valle S.A. (“Oldelval”) (Note 28.1 and 33)
(3)	As of December 31, 2023, includes 14,292 related to prepayment of leases.

Reconciliation of changes in allowance account for credit losses
The changes in the allowance for expected credit losses of trade and other receivables are as follows:

	As of December 31, 2023	As of December 31, 2022
Amounts at beginning of year	(231)	(406)
Allowances for expected credit losses (Note 7)	—	36
Foreign exchange differences	179	139

Amounts at end of year	(52)	(231)